United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-3385

(Investment Company Act File Number)

Federated MDT Large Cap Value Fund

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/17

Date of Reporting Period: Quarter ended 07/31/17

Item 1.	Schedule of Investments

Federated MDT Large Cap Value Fund
(formerly, Federated MDT Stock Trust)
Portfolio of Investments
July 31, 2017 (unaudited)
Shares			Value in U.S. Dollars
		COMMON STOCKS—98.3%
		Basic Industries—1.5%
95,386		Domtar, Corp.	$3,725,777
88,752		Eastman Chemical Co.	7,380,616
		TOTAL	11,106,393
		Capital Goods—7.8%
52,381		AGCO Corp.	3,778,765
105,748		Deere & Co.	13,565,354
119,292		General Cable Corp.	2,302,336
41,648		Kennametal, Inc.	1,536,811
75,415		Pitney Bowes, Inc.	1,187,032
80,254		Roper Technologies, Inc.	18,655,845
162,077		Spirit AeroSystems Holdings, Inc., Class A	9,794,313
201,572	[1]	SPX Corp.	5,547,261
20,065	[1]	WESCO International, Inc.	1,028,331
		TOTAL	57,396,048
		Consumer Cyclicals—6.1%
70,676		Abercrombie & Fitch Co., Class A	695,452
58,582		Best Buy Co., Inc.	3,417,674
27,634		Big Lots, Inc.	1,372,581
62,639		Dillard's Inc., Class A	4,624,011
37,986		GameStop Corp., Class A	823,916
130,831		Kohl's Corp.	5,409,862
29,549		PVH Corp.	3,524,900
86,351		Ralph Lauren Corp.	6,532,453
328,733		Target Corp.	18,629,299
		TOTAL	45,030,148
		Consumer Durables—1.7%
388,668		Ford Motor Co.	4,360,855
257,360		Goodyear Tire & Rubber Co.	8,109,414
		TOTAL	12,470,269
		Consumer Staples—10.6%
86,909		Archer-Daniels-Midland Co.	3,665,822
179,565		Campbell Soup Co.	9,486,419
95,438		Colgate-Palmolive Co.	6,890,624
56,372		CVS Health Corp.	4,505,814
24,161		Ingredion, Inc.	2,979,534
123,299		JM Smucker Co.	15,030,148
67,149		Newell Brands, Inc.	3,540,095
93,947		Pilgrim's Pride Corp.	2,281,973
181,994		Procter & Gamble Co.	16,528,695
162,178		Walgreens Boots Alliance, Inc.	13,082,899
		TOTAL	77,992,023
		Energy—9.4%
177,068		Chevron Corp.	19,334,055
12,497		Cimarex Energy Co.	1,237,578
23,605		ConocoPhillips	1,070,959

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		Energy—continued
83,481	[1]	Diamond Offshore Drilling, Inc.	$1,036,834
526,093		Ensco PLC, Class A	2,783,032
204,277		Exxon Mobil Corp.	16,350,331
100,528		Murphy Oil Corp.	2,672,034
18,447	[1]	Murphy USA, Inc.	1,396,992
108,462		Nabors Industries Ltd.	836,242
564,885	[1]	Noble Corp. PLC	2,259,540
96,110		Noble Energy, Inc.	2,778,540
25,674	[1]	Oil States International, Inc.	637,999
98,421	[1]	Rowan Companies PLC, Class A	1,148,573
57,978	[1]	Superior Energy Services, Inc.	623,843
220,161		Valero Energy Corp.	15,184,504
		TOTAL	69,351,056
		Financial Services—27.4%
179,282		Aflac, Inc.	14,297,740
79,600		Assured Guaranty Ltd.	3,582,796
477,765		Bank of America Corp.	11,523,692
112,642		Bank of New York Mellon Corp.	5,973,405
234,632		Citigroup, Inc.	16,060,560
121,140		Comerica, Inc.	8,759,633
73,287		Everest Re Group Ltd.	19,229,776
405,533		Fifth Third Bancorp	10,827,731
327,182		First Horizon National Corp.	5,702,782
28,314		Goldman Sachs Group, Inc.	6,379,994
217,324		JPMorgan Chase & Co.	19,950,343
130,651		KeyCorp	2,356,944
139,623		Navient Corp.	2,059,439
143,974		PNC Financial Services Group, Inc.	18,543,851
75,664		Popular, Inc.	3,188,481
166,486		Prudential Financial, Inc.	18,851,210
83,869		State Street Corp.	7,819,107
144,429		SunTrust Banks, Inc.	8,274,338
148,034		The Travelers Cos., Inc.	18,961,675
		TOTAL	202,343,497
		Health Care—14.2%
14,908		Abbott Laboratories	733,176
27,191		Allergan PLC	6,861,105
7,156		Amgen, Inc.	1,248,794
307,859		Baxter International, Inc.	18,619,312
275,460	[1]	Community Health Systems, Inc.	1,969,539
103,731		Johnson & Johnson	13,767,178
215,675		Medtronic PLC	18,110,230
54,997		Merck & Co., Inc.	3,513,208
531,715		Pfizer, Inc.	17,631,669
26,509		Teleflex, Inc.	5,493,195
43,369		Thermo Fisher Scientific, Inc.	7,612,561
72,400		Zimmer Biomet Holdings, Inc.	8,783,568
		TOTAL	104,343,535
		IT Services—8.2%
130,014		Cisco Systems, Inc.	4,088,940

Shares			Value in U.S. Dollars
		COMMON STOCKS—continued
		IT Services—continued
927,144		HP, Inc.	$17,708,450
496,864		Intel Corp.	17,623,766
294,688		Juniper Networks, Inc.	8,236,530
28,568	[1]	NCR Corp.	1,081,299
163,608		NetApp, Inc.	7,103,859
262,468		Vishay Intertechnology, Inc.	4,685,054
		TOTAL	60,527,898
		Public Utilities—10.1%
105,621		AES Corp.	1,180,843
89,401		Ameren Corp.	5,015,396
413,530		AT&T, Inc.	16,127,670
396,579		CenturyLink, Inc.	9,228,393
371,747		Exelon Corp.	14,252,780
550,675		NiSource, Inc.	14,350,591
115,007		Public Service Enterprises Group, Inc.	5,171,865
141,155		SCANA Corp.	9,086,147
		TOTAL	74,413,685
		Transportation—1.3%
39,913		Copa Holdings SA, Class A	5,007,485
60,046	[1]	JetBlue Airways Corp.	1,316,809
47,696	[1]	United Continental Holdings, Inc.	3,228,065
		TOTAL	9,552,359
		TOTAL COMMON STOCKS (IDENTIFIED COST $647,271,982)	724,526,911
		INVESTMENT COMPANY—1.9%
13,585,411	[2]	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.16%[3] (IDENTIFIED COST $13,586,756)	13,588,128
		TOTAL INVESTMENTS—100.2% (IDENTIFIED COST $660,858,738)[4]	738,115,039
		OTHER ASSETS AND LIABILITIES - NET—(0.2)%[5]	(1,123,886)
		TOTAL NET ASSETS—100%	$736,991,153
1	Non-income-producing security.
2	Affiliated holding.
Transactions involving the affiliated holding during the period ended July 31, 2017, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 10/31/2016	10,395,786
Purchases/Additions	92,866,971
Sales/Reductions	(89,677,346)
Balance of Shares Held 7/31/2017	13,585,411
Value	$13,588,128
Dividend Income	$86,981
3	7-day net yield.
4	At July 31, 2017, the cost of investments for federal tax purposes was $660,858,738. The net unrealized appreciation of investments for federal tax purposes was $77,256,301. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $108,696,467 and net unrealized depreciation from investments for those securities having an excess of cost over value of $31,440,166.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at July 31, 2017.

Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of July 31, 2017, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.

Item 2.	Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated MDT Large Cap Value Fund

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 25, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date September 25, 2017

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date September 25, 2017